CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash (used in)/generated from operating activities	$ (39,832)	$ 226,403
Investing activities
Purchases of property, plant and equipment	(10,108)	(24,359)
Refund of leasehold land deposit	426
Deposits in short-term investments	(991,056)	(835,092)
Proceeds from short-term investments	995,303	519,638
Dividends received from divestment of Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited		23,856
Net cash used in investing activities	(5,435)	(315,957)
Financing activities
Proceeds from issuances of ordinary shares	228	1,058
Purchases of treasury shares	(36,064)	(9,071)
Dividends paid to non-controlling shareholders of subsidiaries	(1,000)	(9,068)
Proceeds from bank borrowings	8,466	22,911
Repayment of bank borrowings	(4,192)
Net cash (used in)/generated from financing activities	(32,562)	5,830
Net decrease in cash and cash equivalents	(77,829)	(83,724)
Effect of exchange rate changes on cash and cash equivalents	(1,807)	(6,558)
Net decrease in cash and cash equivalents, including effect of exchange rate changes	(79,636)	(90,282)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	283,589	313,278
Cash and cash equivalents at end of period	$ 203,953	$ 222,996